Other Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	May 04, 2013	Feb. 02, 2013	Apr. 28, 2012	Jan. 28, 2012
Other Accrued Expenses
Deposit liability related to restricted shares (note 6)		$ 308		$ 1,131
Gift card liability		2,418		1,745
Other		11,819		5,085
Other accrued expenses	$ 13,569	$ 14,545	$ 11,235	$ 7,961